Fair value measurement - Level 3 reconciliation (Details) - Fair Value, Inputs, Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative liability
Schedule of fair value measurement details
Beginning balance		$ (11)
Change in fair value		11
Derivative asset relating to the call option
Schedule of fair value measurement details
Purchases and issuances		420
Change in fair value		(420)
Derivative asset relating to the warrant
Schedule of fair value measurement details
Beginning balance	$ 2,328
Purchases and issuances		16,947
Change in fair value	$ (2,328)	(14,619)
Ending balance		$ 2,328